Schedule of prepayments (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Prepayments
Advance annual maintenance contract costs — current contract year	$ 4,303,446
Advance annual maintenance contract costs — following contract year	2,124,207
Advance annual maintenance contract costs — earlier contract years	1,054,293
Advance annual maintenance contract costs — VIS international sub-group	31,528
Advances to vendors for goods and services not yet delivered	831,498
Prepaid insurance	126,589
Other prepaid expenses	926,451	2,904
Prepayments	$ 9,398,012	$ 2,904